Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of dividend payments
Dividends declared and paid per common share	$ 2.83500	$ 2.74000	$ 2.72000
Common stock cash dividends	$ 483,746	$ 348,578	$ 311,760
Total dividend paid	544,248	370,223	333,839
Calculation [Abstract]
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax	(2,748)	(633)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(619)	(497)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(8,561)	(9,969)
Accumulated other comprehensive income member	(11,928)	(11,099)
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.96875	$ 1.96875	$ 1.96875
Preferred stock cash dividends	7,875	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 1.12500	$ 1.50000
Preferred stock cash dividends	0	94	112
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.90625	$ 1.90625	$ 1.90625
Preferred stock cash dividends	13,344	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 1.40640	$ 1.87500
Preferred stock cash dividends	0	332	748
Series H Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 2.85840	$ 0	$ 0
Preferred stock cash dividends	1,000	0	0
Series I Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.33159	$ 0	$ 0
Preferred stock cash dividends	$ 38,283	$ 0	$ 0